Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Share-based payment
18.	Share-based payment

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

a)	For the year ended December 31, 2024, the Group’s share-based payment arrangements were as follows:

Type of arrangement	Grant date	Quantity granted	Contract period	Vesting conditions
Employee stock options	May 14, 2015	317,701	10 years	Note 1
Employee stock options	May 14, 2015	166,789	10 years	Note 1
Employee stock options	April 14, 2016	7,942	10 years	Note 2
Employee stock options	April 14, 2016	47,655	10 years	Note 3
Employee stock options	April 7, 2017	35,917	10 years	Note 1
Employee stock options	March 11, 2019	3,686	10 years	Note 1
Employee stock options	March 11, 2019	3,686	10 years	Note 1
Employee stock options	March 11, 2019	3,686	10 years	Note 1
Employee stock options	October 4, 2019	3,686	10 years	Note 1
Employee stock options	January 9, 2020	3,686	10 years	Note 1
Employee stock options	March 9, 2020	3,686	10 years	Note 1
Employee stock options	April 27, 2020	1,658	10 years	Note 1
Employee stock options	July 31, 2020	66,355	10 years	Note 1
Employee stock options	November 2, 2020	49,769	10 years	Note 1
Employee stock options	May 3, 2021	33,178	10 years	Note 1
Employee stock options	July 1, 2021	3,686	10 years	Note 1
Employee stock options	July 1, 2021	3,686	10 years	Note 1
Employee stock options	July 1, 2021	3,686	10 years	Note 1
Employee stock options	September 1, 2021	1,658	10 years	Note 3
Employee stock options	February 10, 2022	3,686	10 years	Note 1
Employee stock options	February 10, 2022	10,688	10 years	Note 1
Employee stock options	February 10, 2022	7,330	10 years	Note 1
Employee stock options	February 10, 2022	33,157	10 years	Note 4
Employee stock options	June 10, 2022	10,676	10 years	Note 3
Employee stock options	June 10, 2022	13,050	10 years	Note 3
Employee stock options	June 21, 2022	35,013	10 years	Note 4
Employee stock options	May 31, 2023	2,986	10 years	Note 1
Employee stock options	May 31, 2023	10,136	10 years	Note 1
Employee stock options	May 31, 2023	10,502	10 years	Note 1
Employee stock options	July 31, 2023	14,925	10 years	Note 1
Employee stock options	July 31, 2023	5,528	10 years	Note 1
Employee stock options	July 31, 2023	27,084	10 years	Note 1
Employee stock options	August 21, 2023	11,059	10 years	Note 1
Type of arrangement	Grant date	Quantity granted	Contract period	Vesting conditions
Employee stock options	January 1, 2024	2,211	10 years	Note 3
Employee stock options	January 1, 2024	5,528	10 years	Note 1
Employee stock options	January 1, 2024	2,211	10 years	Note 1
Employee stock options	September 1, 2024	24,884	10 years	Note 3
Employee stock options	September 1, 2024	1,105	10 years	Note 1
Employee stock options	November 20, 2024	71,362	10 years	Note 1
Restricted stocks to employees	January 1, 2024	4,608	4 years	Note 1,7
Restricted stocks to employees	September 1, 2024	1,755	4 years	Note 5,7
Restricted stocks to employees	November 20, 2024	2,188	6 months	Note 6,7
Restricted stocks to employees	November 20, 2024	8,757	6 months	Note 6,7

Note 1:	Twenty-five percent of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date. For the remaining seventy five percent, one forty-eighth of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 2:	All of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 3:	One-third of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and one-third of the shares subject to the option shall vest each year thereafter on the anniversary of the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 4:	All shares subject to the option shall vest immediately.

Note 5:	Twenty-five percent of the shares subject to the Agreement shall vest upon the completion of five months from the date of the Agreement. For the remaining seventy-five percent of the shares subject to the Agreement shall vest in thirty-six equal monthly installments commencing upon the completion of five months from the date of the Agreement.

Note 6:	All shares subject to the Agreement shall vest upon the completion of six months from the date of the Agreement.

Note 7:	The restricted stocks issued by the company cannot be transferred during the vesting period, but voting right and dividend right are not restricted on these stocks.

The share-based payment arrangements above are settled by equity.

b)	Details of the share-based payment arrangements are as follows:

	2023
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	699,576	2.587617
Options granted	82,220	8.697218
Options exercised	(58,739)	2.759224
Options forfeited	(1,658)	7.093195
Options outstanding at December 31	721,399	3.259807
Options exercisable at December 31	623,546

	2024
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	721,399	3.259807
Options granted	107,301	10.188727
Options exercised	(30,357)	0.754708
Options forfeited	(13,823)	10.098648
Options outstanding at December 31	784,520	4.183994
Options exercisable at December 31	656,155
2024
Restricted stocks	No. of restricted stocks
Restricted stocks granted but not yet vested at January 1	-
Restricted stocks granted	17,308
Restricted stocks vested	(4,608)
Restricted stocks granted but not yet vested at December 31	12,700

c)	The expiry date and exercise price of stock options outstanding at balance sheet date are as follows:

		December 31, 2023		December 31, 2024
Grant date	Expiration Date	Quantity	Exercise price	Quantity	Exercise price
May 14, 2015	May 13, 2025	317,701	0.178781	317,701	0.178781
May 14, 2015	May 13, 2025	47,654	0.178781	23,827	0.178781
April 14, 2016	April 13, 2026	7,942	0.178781	7,942	0.178781
April 7, 2017	April 6, 2027	35,917	2.856030	29,387	2.856030
March 11, 2019	March 10, 2029	3,686	4.425060	3,686	4.425060
March 11, 2019	March 10, 2029	3,686	4.425060	3,686	4.425060
October 4, 2019	October 3, 2029	3,686	5.644122	3,686	5.644122
January 9, 2020	January 8, 2030	3,686	4.425060	3,686	4.425060
July 31, 2020	July 30, 2030	66,355	6.716157	66,355	6.716157
November 2, 2020	November 1, 2030	49,769	5.644122	49,769	5.644122
May 3, 2021	May 2, 2031	33,178	6.716157	33,178	6.716157
July 1, 2021	June 30, 2031	3,686	7.093195	3,686	7.093195
July 1, 2021	June 30, 2031	3,686	7.093195	3,686	7.093195
July 1, 2021	June 30, 2031	3,686	4.425060	3,686	4.425060
February 10, 2022	February 9, 2032	3,686	4.425060	3,686	4.425060
February 10, 2022	February 9, 2032	10,688	7.093195	10,688	7.093195
February 10, 2022	February 9, 2032	7,330	7.093195	7,330	7.093195
February 10, 2022	February 9, 2032	33,157	7.093195	33,157	7.093195
May 31, 2023	May 30, 2033	2,986	6.716157	2,986	6.716157
May 31, 2023	May 30, 2033	10,136	7.093195	7,372	7.093195
May 31, 2023	May 30, 2033	10,502	7.093195	10,502	7.093195
July 31, 2023	July 30, 2033	14,925	9.017264	14,925	9.017264
July 31, 2023	July 30, 2033	5,528	9.017264	5,528	9.017264
July 31, 2023	July 30, 2033	27,084	9.017264	27,084	9.017264
August 21, 2023	August 20, 2033	11,059	10.850012	-	-
January 1, 2024	December 31, 2033	-	-	2,211	6.716157
January 1, 2024	December 31, 2033	-	-	5,528	9.017264
January 1, 2024	December 31, 2033	-	-	2,211	9.017264
September 1, 2024	August 31, 2034	-	-	24,884	9.017264
September 1, 2024	August 31, 2034	-	-	1,105	9.017264
November 20, 2024	November 19, 2034	-	-	71,362	10.850012
d)	The fair value of stock options granted on grant date is measured using the binomial model. Relevant information is as follow:

Type of Arrangement	Grant date	Stock price	Exercise price	Expected price volatility	Expected option life	Expected dividend	Risk-free interest rate	Fair value per unit
Employee stock options	May 14, 2015	0.398485	0.178781	40%	9.38	-	2.231%	0.219903~0.251747
Employee stock options	May 14, 2015	0.398485	0.178781	40%	7.80	-	2.231%	0.239270~0.265238
Employee stock options	April 14, 2016	0.433422	0.178781	44%	10.00	-	1.793%	0.254803
Employee stock options	April 14, 2016	0.433422	0.178781	44%	8.79	-	1.793%	0.261368~0.288538
Employee stock options	April 7, 2017	0.278023	2.856030	42%	7.84	-	2.383%	0.017740~0.019123
Employee stock options	March 11, 2019	1.527248	4.425060	39%	8.26	-	2.640%	0.308339~0.332037
Employee stock options	March 11, 2019	1.527248	4.425060	39%	8.93	-	2.640%	0.308339~0.330817
Employee stock options	March 11, 2019	1.527248	4.425060	39%	8.12	-	2.640%	0.313692~0.338457
Employee stock options	October 4, 2019	2.039712	5.644122	39%	8.82	-	1.530%	0.390637~0.421107
Employee stock options	January 9, 2020	2.440746	4.425060	40%	7.28	-	1.856%	0.695884~0.754076
Employee stock options	March 9, 2020	2.380746	5.644122	40%	7.75	-	0.543%	0.526641~0.570358
Employee stock options	April 27, 2020	2.374787	5.644122	45%	7.84	-	0.661%	0.628577~0.690630
Employee stock options	July 31, 2020	1.544843	6.716157	47%	7.84	-	0.529%	0.281793~0.305934
Employee stock options	November 2, 2020	1.538450	5.644122	49%	7.84	-	0.845%	0.357680~0.390248
Employee stock options	May 3, 2021	3.690966	6.716157	52%	7.88	-	1.600%	1.379100~1.564852
Employee stock options	July 1, 2021	3.691545	7.093195	53%	8.84	-	1.459%	1.309208~1.469824
Employee stock options	July 1, 2021	3.691545	7.093195	53%	7.84	-	1.459%	1.344416~1.542492
Employee stock options	July 1, 2021	3.691545	4.425060	53%	8.84	-	1.459%	1.559373~1.803787
Employee stock options	September 1, 2021	3.685460	7.093195	53%	9.00	-	1.295%	1.29947~1.385646
Employee stock options	February 10, 2022	3.724040	4.425060	53%	9.48	-	2.032%	1.593044~1.740893
Employee stock options	February 10, 2022	3.724040	7.093195	53%	8.84	-	2.032%	1.342300~1.513893
Employee stock options	February 10, 2022	3.724040	7.093195	53%	8.20	-	2.032%	1.366306~1.560024
Employee stock options	February 10, 2022	3.724040	7.093195	53%	9.40	-	2.032%	1.364308
Employee stock options	June 10, 2022	4.353938	4.425060	56%	10.00	-	3.158%	1.958210
Employee stock options	June 10, 2022	4.353938	1.136539	56%	10.00	-	3.158%	3.219189
Employee stock options	June 21, 2022	4.359318	2.856030	56%	10.00	-	3.278%	2.261495
Employee stock options	May 31, 2023	6.953953	6.716157	57%	9.06	-	3.646%	3.323205~3.915751
Employee stock options	May 31, 2023	6.953953	7.093195	57%	8.85	-	3.646%	3.159614~3.856320
Employee stock options	May 31, 2023	6.953953	7.093195	57%	7.85	-	3.646%	3.326351~4.079613
Employee stock options	July 31, 2023	6.937678	9.017264	57%	8.85	-	3.962%	2.995363~3.565558
Employee stock options	July 31, 2023	6.937678	9.017264	57%	7.85	-	3.962%	3.111819~3.783553
Employee stock options	July 31, 2023	6.937678	9.017264	57%	9.48	-	3.962%	2.995842~3.332192
Employee stock options	August 21, 2023	6.936774	10.850012	57%	7.84	-	4.341%	2.850162~3.520594
Employee stock options	January 1, 2024	6.942199	6.716157	44%	9.90	-	3.880%	2.950200~2.969314
Employee stock options	January 1, 2024	6.942199	9.017264	44%	9.48	-	3.880%	2.620314~2.843101
Employee stock options	January 1, 2024	6.942199	9.017264	44%	8.84	-	3.880%	2.620314~3.000489
Employee stock options	September 1, 2024	8.339138	9.017264	46%	8.17	-	3.890%	3.613199~4.033646
Employee stock options	September 1, 2024	8.339138	9.017264	46%	8.85	-	3.890%	3.52204~4.059016
Employee stock options	November 20, 2024	9.244210	10.850012	46%	7.84	-	4.405%	3.990815~4.657901

Note:	The volatility factor estimated was based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.

e)	The fair value of restricted stocks granted on grant date is measured using the discounted cash flow method. Relevant information is as follow:

Type of Arrangement	Grant date	Stock price	Exercise price	Perpetual growth rate	Expected life	Expected dividend	Discount rate	Fair value per unit
Restricted stocks to employees	January 1, 2024	6.942199	-	2.0%	4	-	10.8%	6.942199
Restricted stocks to employees	September 1, 2024	8.339138	-	2.0%	4	-	10.7%	8.339138
Restricted stocks to employees	November 20, 2024	9.244210	-	2.0%	0.5	-	10.7%	9.244210
f)	Expenses incurred on share-based payment transactions related to employee stock options and restricted stocks are shown below:

	Year ended December 31,
	2022	2023	2024
Equity-settled	$237,301	$118,800	$250,952